CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 729,695	$ 519,029	$ 308,150
Cost of revenue	80,645	66,528	39,013
Gross profit	649,050	452,501	269,137
OPERATING EXPENSES
Research and development	156,500	127,047	73,686
Sales and marketing	438,402	392,068	268,083
General and administrative	92,733	85,401	53,493
Total operating expenses	687,635	604,516	395,262
Operating loss	(38,585)	(152,015)	(126,125)
Financial income (expenses), net	41,911	22,554	(838)
Loss before income taxes	3,326	(129,461)	(126,963)
Taxes on income	(5,203)	(7,406)	(2,331)
Net loss	$ (1,877)	$ (136,867)	$ (129,294)
Net loss per share attributable to ordinary shareholders’, basic	$ (0.04)	$ (2.99)	$ (4.53)
Net loss per share attributable to ordinary shareholders’, diluted	$ (0.04)	$ (2.99)	$ (4.53)
Weighted-average ordinary shares used in calculating net loss per ordinary share, basic	48,366,378	45,804,714	30,332,006
Weighted-average ordinary shares used in calculating net loss per ordinary share, diluted	48,366,378	45,804,714	30,332,006